Reserves (Tables)	6 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Disclosure of Equity Reserves

	December 31,	June 30,
	2024	2024

	(In thousands of US Dollars)
Share-based payment reserve	23,937	24,294
Foreign currency translation reserve	3,067	2,883
Closing Balance	27,004	27,176

Disclosure of Movement in Share-Based Payment Reserve
Movement in share-based payment reserve is as follows:

	2024	2023

	(In thousands of US Dollars)
As of July 1	24,294	4
Add: Fair value of earnout for NETC Sponsor issuable to Nabors Lux	-	22,576
Add: Share based payment expense for the period from December 19, 2023 to December 31, 2024	-	112
Issuance of shares to employees	(3,167)	-
Add: Shares to be issued to directors	1,260	-
Add: Share based payment expense for the period ended December 31, 2024	1,697	-
Forfeiture of shares	(147)	-
As of December 31	23,937	22,692

Disclosure of Movement in Foreign Currency Translation	Movement in foreign currency translation reserve is as follows:

	2024	2023

	(In thousands of US Dollars)
As of July 1	2,883	3,285
Movement during the year	185	(241)
As of December 31	3,067	3,044

Disclosure of Movement in Capital Contribution Reserve
Movement in capital contribution reserve is as follows:

	2024	2023

	(In thousands of US Dollars)
As of July 1	-	4,591
Interest forgiveness on convertible notes and shareholder loan	-	-
Derecognition upon consummation of the BCA	-	(4,591)
Deferred tax impact	-	-
As of December 31	-	-